Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	May 11, 2018
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated May 10, 2018 to the

Prospectus (the “Multi-Class Prospectus”), Summary Prospectus (the “Multi-Class Summary Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and the Prospectus (the “Class P Prospectus”, together with the Multi-Class Prospectus, the “Prospectuses”), Summary Prospectus (the “Class P Summary Prospectus”) and SAI, each dated April 16, 2018 (with respect to Class P Shares)

The Board of Trustees of Goldman Sachs Trust II (the “Board”) recently approved changes to agreements by Goldman Sachs Asset Management, L.P. (“GSAM”) to waive or reimburse certain fees and expenses of the Fund. Collectively, these changes are intended to reduce the total net annual fund operating expense ratio for each of the Fund’s share classes effective after the close of business on May 31, 2018.

Effective immediately, the Board has also approved GQG Partners LLC to serve as an additional sub-adviser of the Fund.

In addition, effective on or around May 15, 2018, Graham Capital Management, L.P. (“GCM”) will no longer be an Underlying Manager (investment subadviser) for the Fund or any wholly-owned subsidiary of the Fund. Although GCM will no longer be an Underlying Manager on or around such date, Goldman Sachs Asset Management, L.P. may allocate Fund assets away from GCM prior to that date.

Accordingly, effective after the close of business on May 31, 2018, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%		1.90%	1.90%		1.90%		1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.62%		0.87%	0.48%		0.62%		0.62%		0.47%		0.62%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%		0.13%
Remainder of Other Expenses	0.49%		0.49%	0.35%		0.49%		0.49%		0.34%		0.49%
Acquired Fund Fees and Expenses[3]	0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses[4]	2.83%		3.58%	2.44%		2.58%		3.08%		2.43%		2.83%
Fee Waiver and Expense Limitation[5]	(0.57)%		(0.57)%	(0.51)%		(0.57)%		(0.57)%		(0.51)%		(0.57)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.26%		3.01%	1.93%		2.01%		2.51%		1.92%		2.26%

[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]
Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) or Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have each agreed to the following fee waivers and expense limitations: (i) the Investment Adviser’s waiver of a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) the Investment Adviser’s waiver of a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) the Investment Adviser’s reduction or limitation of “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; (iv) Goldman Sachs’ waiver of a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares (the “TA Fee Waiver”); and (v) the Investment Adviser’s limitation of total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to (after the application of the TA Fee Waiver described above) 2.13%, 2.88%, 1.80%, 1.88%, 2.38%, 1.79% and 2.13%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$766	$1,328	$1,914	$3,494
Class C Shares
– Assuming complete redemption at end of period	$404	$1,045	$1,806	$3,808
– Assuming no redemption	$304	$1,045	$1,806	$3,808
Institutional Shares	$196	$712	$1,255	$2,738
Investor Shares	$204	$748	$1,319	$2,872
Class R Shares	$254	$898	$1,566	$3,353
Class R6 Shares	$195	$709	$1,250	$2,728
Class T Shares	$473	$1,053	$1,657	$3,288

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the Class P Summary Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%
Other Expenses[1]	0.47%
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%
Remainder of Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and Expense Limitation[2]	(0.51)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.92%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class P Shares to 1.79%. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” section of the Class P Prospectus and the Class P Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$195	$709	$1,250	$2,728

Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated May 10, 2018 to the

Prospectus (the “Multi-Class Prospectus”), Summary Prospectus (the “Multi-Class Summary Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and the Prospectus (the “Class P Prospectus”, together with the Multi-Class Prospectus, the “Prospectuses”), Summary Prospectus (the “Class P Summary Prospectus”) and SAI, each dated April 16, 2018 (with respect to Class P Shares)

The Board of Trustees of Goldman Sachs Trust II (the “Board”) recently approved changes to agreements by Goldman Sachs Asset Management, L.P. (“GSAM”) to waive or reimburse certain fees and expenses of the Fund. Collectively, these changes are intended to reduce the total net annual fund operating expense ratio for each of the Fund’s share classes effective after the close of business on May 31, 2018.

Effective immediately, the Board has also approved GQG Partners LLC to serve as an additional sub-adviser of the Fund.

In addition, effective on or around May 15, 2018, Graham Capital Management, L.P. (“GCM”) will no longer be an Underlying Manager (investment subadviser) for the Fund or any wholly-owned subsidiary of the Fund. Although GCM will no longer be an Underlying Manager on or around such date, Goldman Sachs Asset Management, L.P. may allocate Fund assets away from GCM prior to that date.

Accordingly, effective after the close of business on May 31, 2018, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%		1.90%	1.90%		1.90%		1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.62%		0.87%	0.48%		0.62%		0.62%		0.47%		0.62%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%		0.13%
Remainder of Other Expenses	0.49%		0.49%	0.35%		0.49%		0.49%		0.34%		0.49%
Acquired Fund Fees and Expenses[3]	0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses[4]	2.83%		3.58%	2.44%		2.58%		3.08%		2.43%		2.83%
Fee Waiver and Expense Limitation[5]	(0.57)%		(0.57)%	(0.51)%		(0.57)%		(0.57)%		(0.51)%		(0.57)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.26%		3.01%	1.93%		2.01%		2.51%		1.92%		2.26%

[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]
Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) or Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have each agreed to the following fee waivers and expense limitations: (i) the Investment Adviser’s waiver of a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) the Investment Adviser’s waiver of a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) the Investment Adviser’s reduction or limitation of “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; (iv) Goldman Sachs’ waiver of a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares (the “TA Fee Waiver”); and (v) the Investment Adviser’s limitation of total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to (after the application of the TA Fee Waiver described above) 2.13%, 2.88%, 1.80%, 1.88%, 2.38%, 1.79% and 2.13%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$766	$1,328	$1,914	$3,494
Class C Shares
– Assuming complete redemption at end of period	$404	$1,045	$1,806	$3,808
– Assuming no redemption	$304	$1,045	$1,806	$3,808
Institutional Shares	$196	$712	$1,255	$2,738
Investor Shares	$204	$748	$1,319	$2,872
Class R Shares	$254	$898	$1,566	$3,353
Class R6 Shares	$195	$709	$1,250	$2,728
Class T Shares	$473	$1,053	$1,657	$3,288

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.26%	[3]
1 Year	rr_ExpenseExampleYear01	$ 766
3 Years	rr_ExpenseExampleYear03	1,328
5 Years	rr_ExpenseExampleYear05	1,914
10 Years	rr_ExpenseExampleYear10	$ 3,494
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	3.01%	[3]
1 Year	rr_ExpenseExampleYear01	$ 404
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,806
10 Years	rr_ExpenseExampleYear10	3,808
1 Year	rr_ExpenseExampleNoRedemptionYear01	304
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,045
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,806
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,808
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.93%	[3]
1 Year	rr_ExpenseExampleYear01	$ 196
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,255
10 Years	rr_ExpenseExampleYear10	$ 2,738
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.01%	[3]
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	$ 2,872
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	$ 254
3 Years	rr_ExpenseExampleYear03	898
5 Years	rr_ExpenseExampleYear05	1,566
10 Years	rr_ExpenseExampleYear10	$ 3,353
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.92%	[3]
1 Year	rr_ExpenseExampleYear01	$ 195
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	$ 2,728
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.26%	[3]
1 Year	rr_ExpenseExampleYear01	$ 473
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,657
10 Years	rr_ExpenseExampleYear10	$ 3,288
Class P Shares | Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated May 10, 2018 to the

Prospectus (the “Multi-Class Prospectus”), Summary Prospectus (the “Multi-Class Summary Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and the Prospectus (the “Class P Prospectus”, together with the Multi-Class Prospectus, the “Prospectuses”), Summary Prospectus (the “Class P Summary Prospectus”) and SAI, each dated April 16, 2018 (with respect to Class P Shares)

The Board of Trustees of Goldman Sachs Trust II (the “Board”) recently approved changes to agreements by Goldman Sachs Asset Management, L.P. (“GSAM”) to waive or reimburse certain fees and expenses of the Fund. Collectively, these changes are intended to reduce the total net annual fund operating expense ratio for each of the Fund’s share classes effective after the close of business on May 31, 2018.

Effective immediately, the Board has also approved GQG Partners LLC to serve as an additional sub-adviser of the Fund.

In addition, effective on or around May 15, 2018, Graham Capital Management, L.P. (“GCM”) will no longer be an Underlying Manager (investment subadviser) for the Fund or any wholly-owned subsidiary of the Fund. Although GCM will no longer be an Underlying Manager on or around such date, Goldman Sachs Asset Management, L.P. may allocate Fund assets away from GCM prior to that date.

Accordingly, effective after the close of business on May 31, 2018, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the Class P Summary Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%
Other Expenses[1]	0.47%
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%
Remainder of Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and Expense Limitation[2]	(0.51)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.92%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class P Shares to 1.79%. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” section of the Class P Prospectus and the Class P Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$195	$709	$1,250	$2,728

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Class P Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.90%
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.13%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	$ 195
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	$ 2,728

[1]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[4]	Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) or Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have each agreed to the following fee waivers and expense limitations: (i) the Investment Adviser’s waiver of a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) the Investment Adviser’s waiver of a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) the Investment Adviser’s reduction or limitation of “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; (iv) Goldman Sachs’ waiver of a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares (the “TA Fee Waiver”); and (v) the Investment Adviser’s limitation of total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to (after the application of the TA Fee Waiver described above) 2.13%, 2.88%, 1.80%, 1.88%, 2.38%, 1.79% and 2.13%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.
[5]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[6]	Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class P Shares to 1.79%. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.